Derivative financial instrument liabilities (Details 2) - Derivative Warrant Liabilities [Member] - $ / shares	6 Months Ended	12 Months Ended
	Feb. 28, 2026	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Share price		$ 0.39
Dividend yield	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price	$ 0.96
Risk-free interest rate	0.00%	3.70%
Expected volatility	0.00%	42.00%
Remaining term (in years)		6 months
Top of range [member]
IfrsStatementLineItems [Line Items]
Share price	$ 1.83
Risk-free interest rate	3.73%	4.01%
Expected volatility	81.00%	44.00%
Remaining term (in years)	1 year	1 year 4 months 24 days